UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/09

ITEM 1.	REPORT TO STOCKHOLDERS

  OCTOBER 31, 2009

Semiannual Report to Shareholders

Government & Agency Securities Portfolio DWS Government & Agency Money Fund

Contents

4 Information About Your Portfolio's Expenses

6 Portfolio Summary

7 Investment Portfolio

13 Financial Statements

17 Financial Highlights

18 Notes to Financial Statements

28 Investment Management Agreement Approval

33 Summary of Management Fee Evaluation by Independent Fee Consultant

38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price. The credit quality of the Portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Portfolio's share price. The Portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Portfolio may have a significant adverse effect on the share prices of all classes of shares of the Portfolio. Please read this Portfolio's prospectus for specific details regarding its risk profile.

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2009 to October 31, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2009
Actual Portfolio Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/09	$ 1,000.00
Ending Account Value 10/31/09	$ 1,000.60
Expenses Paid per $1,000*	$ 1.36
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/09	$ 1,000.00
Ending Account Value 10/31/09	$ 1,023.84
Expenses Paid per $1,000*	$ 1.38

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.27%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/09	4/30/09

Government & Agency Obligations	68%	46%
Repurchase Agreements	32%	54%
	100%	100%
Weighted Average Maturity	10/31/09	4/30/09

Cash Account Trust — Government & Agency Securities Portfolio	59 days	56 days
iMoneyNet Government & Agencies Retail Money Fund Average*	47 days	44 days

* The Portfolio is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's holdings, see pages 7-12. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of October 31, 2009 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 68.8%
US Government Sponsored Agencies 59.2%
Federal Farm Credit Bank:
0.04%**, 4/1/2010	140,000,000	140,000,000
0.073%**, 12/17/2010	25,000,000	24,988,199
0.095%**, 11/20/2009	5,500,000	5,499,933
0.11%**, 11/4/2010 (a)	92,000,000	92,000,000
0.174%**, 12/23/2010	50,000,000	49,996,500
0.214%**, 2/14/2011	140,000,000	139,927,339
0.216%**, 2/4/2011	75,000,000	74,952,156
0.244%**, 8/25/2010	50,000,000	50,012,356
0.244%**, 2/28/2011	50,000,000	50,006,952
0.244%**, 3/28/2011	40,000,000	39,977,489
0.244%**, 7/6/2010	60,000,000	60,012,440
0.246%**, 3/4/2010	60,000,000	60,008,728
0.265%**, 1/20/2011	94,655,000	94,654,847
0.384%**, 4/27/2010	10,000,000	10,011,834
0.398%*, 5/3/2010	50,000,000	49,898,333
0.485%**, 1/20/2011	200,000,000	200,518,080
0.494%**, 12/23/2010	70,000,000	70,178,271
0.58%**, 4/9/2010	115,000,000	114,996,493
1.05%, 3/18/2010	95,435,000	95,435,000
2.75%, 5/4/2010	195,750,000	197,674,322
Federal Home Loan Bank:
LIBOR minus 0.29%, 0.0%, 4/16/2010	140,000,000	140,015,768
0.03%**, 4/1/2010	82,500,000	82,482,226
0.184%**, 7/13/2010	25,000,000	25,036,133
0.23%**, 7/9/2010	250,000,000	250,000,000
0.26%**, 11/17/2010	379,225,000	379,177,542
0.275%**, 11/19/2010	350,000,000	349,926,615
0.31%**, 11/15/2010	170,000,000	169,973,258
0.396%**, 2/19/2010	91,000,000	91,079,286
Step-up Coupon, 0.4% to 11/20/2009, 1.5% to 5/20/2010	50,000,000	50,000,000
0.5%, 11/12/2010	45,000,000	45,010,606
0.503*, 1/12/2010	175,000,000	174,821,500
0.51%, 10/28/2010	50,000,000	50,000,000
0.55%, 6/3/2010	88,900,000	88,900,000
0.55%, 6/4/2010	50,000,000	50,000,000
0.554%**, 11/18/2009	92,000,000	92,021,884
0.713%*, 11/20/2009	21,000,000	20,991,688
0.777%*, 12/4/2009	54,000,000	53,960,400
0.778%*, 12/7/2009	87,000,000	86,930,400
0.781%*, 12/11/2009	35,000,000	34,968,889
0.79%**, 3/11/2010	283,000,000	282,987,640
0.8%, 4/23/2010	92,000,000	92,000,000
0.928%*, 1/19/2010	20,000,000	19,958,744
0.92%, 4/9/2010	101,500,000	101,591,945
1.03%, 2/18/2010	14,800,000	14,804,767
1.091%*, 12/8/2009	92,500,000	92,393,522
1.165%*, 12/4/2009	50,000,000	49,945,000
3.125%, 12/11/2009	15,000,000	15,044,824
3.75%, 1/8/2010	58,000,000	58,349,970
3.875%, 1/15/2010	26,000,000	26,167,479
4.25%, 6/11/2010	5,370,000	5,500,222
Federal Home Loan Mortgage Corp.:
0.084%**, 8/10/2010	200,000,000	200,000,000
0.108%*, 11/2/2009	25,000,000	24,999,861
0.118%*, 12/28/2009	37,832,000	37,824,812
0.147%*, 12/23/2009	21,100,000	21,095,428
0.149%*, 3/22/2010	100,000,000	99,941,250
0.236%*, 11/16/2009	120,000,000	119,987,500
0.243%*, 12/8/2009	124,460,000	124,428,021
0.248%*, 3/15/2010	100,000,000	99,906,944
0.249%*, 5/3/2010	100,000,000	99,872,917
0.263%*, 12/7/2009	16,250,000	16,245,613
0.284%*, 12/21/2009	200,000,000	199,919,444
0.294%*, 12/14/2009	30,000,000	29,989,250
0.339%**, 2/4/2010	50,000,000	50,008,994
0.344%*, 12/29/2009	50,000,000	49,971,806
0.368%*, 3/31/2010	75,000,000	74,884,375
0.416%*, 2/8/2010	75,000,000	74,913,375
0.426%*, 2/8/2010	65,000,000	64,923,137
0.428%*, 5/17/2010	50,000,000	49,882,347
0.66%**, 1/22/2010	75,000,000	75,072,873
2.375%, 5/28/2010	18,750,000	18,980,689
2.68%, 11/16/2009	30,000,000	30,026,790
2.875%, 6/28/2010	117,280,000	119,271,669
3.75%, 7/30/2010	25,050,000	25,633,741
4.125%, 11/18/2009	50,000,000	50,078,530
4.125%, 11/30/2009	100,000,000	100,302,883
4.125%, 7/12/2010	88,919,000	91,150,420
4.125%, 10/18/2010	21,725,000	22,483,027
4.75%, 11/3/2009	100,000,000	100,024,387
4.875%, 2/9/2010	50,000,000	50,610,240
Federal National Mortgage Association:
0.087%*, 12/3/2009	75,000,000	74,994,000
0.147%*, 12/17/2009	37,350,000	37,342,841
0.149%*, 3/24/2010	25,000,000	24,985,104
0.162%*, 12/17/2009	350,000,000	349,926,208
0.162%*, 12/22/2009	50,000,000	49,988,313
0.174%**, 7/13/2010	205,000,000	205,232,959
0.236%*, 11/16/2009	175,000,000	174,981,771
0.237%*, 11/17/2009	123,000,000	122,986,333
0.296%*, 1/4/2010	50,000,000	49,973,333
0.349%*, 9/13/2010	50,000,000	49,846,389
0.404%**, 2/12/2010	24,000,000	24,020,291
0.414%*, 11/2/2009	129,700,000	129,697,046
0.422%**, 8/5/2010	164,000,000	164,242,416
0.448%*, 6/1/2010	45,000,000	44,880,750
0.481%*, 12/21/2009	175,000,000	174,880,903
0.52%*, 12/21/2009	150,000,000	149,889,583
0.528%*, 7/26/2010	25,000,000	24,901,729
0.528%*, 8/2/2010	25,000,000	24,899,153
0.548%*, 8/5/2010	50,000,000	49,788,403
3.0%, 7/12/2010	12,750,000	12,964,599
3.875%, 12/10/2009	15,650,000	15,702,691
4.75%, 3/12/2010	107,000,000	108,703,927
7.125%, 6/15/2010	18,548,000	19,336,101
7.25%, 1/15/2010	70,000,000	70,956,308
		8,892,341,054
US Treasury Obligations 9.6%
US Treasury Bills:
0.235%*, 7/15/2010	52,000,000	51,913,102
0.345%*, 12/24/2009	100,000,000	99,949,208
0.48%*, 1/14/2010	110,000,000	109,891,467
0.49%*, 7/29/2010	15,000,000	14,944,875
0.5%*, 1/14/2010	100,000,000	99,897,222
0.5%*, 4/1/2010	60,000,000	59,874,167
0.5%*, 7/29/2010	10,000,000	9,962,500
0.53%*, 6/3/2010	31,350,000	31,251,230
0.6%*, 6/3/2010	75,000,000	74,732,500
0.63%*, 11/19/2009	74,050,000	74,026,119
0.633%*, 11/19/2009	95,500,000	95,469,918
0.7%*, 3/11/2010	95,000,000	94,759,861
0.705%*, 12/17/2009	25,000,000	24,977,479
US Treasury Notes:
1.5%, 10/31/2010	75,000,000	75,811,456
1.75%, 3/31/2010	50,000,000	50,311,940
2.125%, 1/31/2010	150,000,000	150,652,523
2.375%, 8/31/2010	50,000,000	50,828,857
2.75%, 7/31/2010	131,000,000	133,303,938
2.875%, 6/30/2010	31,850,000	32,357,487
4.75%, 2/15/2010	100,000,000	101,264,920
		1,436,180,769
Total Government & Agency Obligations (Cost $10,328,521,823)		10,328,521,823

Repurchase Agreements 31.7%
Banc of America Securities LLC, 0.07%, dated 10/30/2009, to be repurchased at $300,893,335 on 11/2/2009 (b)	300,891,580	300,891,580
Barclays Capital PLC, 0.10%, dated 10/9/2009, to be repurchased at $300,025,833 on 11/9/2009 (c)	300,000,000	300,000,000
Barclays Capital PLC, 0.12%, dated 10/26/2009, to be repurchased at $300,039,000 on 12/4/2009 (d)	300,000,000	300,000,000
BNP Paribas, 0.08%, dated 10/30/2009, to be repurchased at $866,005,773 on 11/2/2009 (e)	866,000,000	866,000,000
JPMorgan Securities, Inc., 0.07%, dated 10/30/2009, to be repurchased at $935,930,460 on 11/2/2009 (f)	935,925,000	935,925,000
Morgan Stanley & Co., Inc., 0.07%, dated 10/30/2009, to be repurchased at $1,160,006,767 on 11/2/2009 (g)	1,160,000,000	1,160,000,000
The Goldman Sachs & Co., 0.07%, dated 10/30/2009, to be repurchased at $473,306,846 on 11/2/2009 (h)	473,304,085	473,304,085
The Goldman Sachs & Co., 0.12%, dated 10/26/2009, to be repurchased at $425,049,583 on 11/30/2009 (i)	425,000,000	425,000,000
Total Repurchase Agreements (Cost $4,761,120,665)		4,761,120,665
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $15,089,642,488)+	100.5	15,089,642,488
Other Assets and Liabilities, Net	(0.5)	(74,613,613)
Net Assets	100.0	15,015,028,875

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2009.

+ The cost for federal income tax purposes was $15,089,642,488.

(a) When-issued security.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
101,672,365	Federal Home Loan Mortgage Corp.	4.095-6.104	12/1/2034-11/1/2039	106,806,182
191,448,000	Federal National Mortgage Association	2.549-6.5	3/1/2024- 6/1/2046	200,103,230
Total Collateral Value				306,909,412

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
234,967,700	US Treasury Bill	—	6/17/2010	234,650,494
68,708,500	US Treasury Note	4.125	8/15/2010	71,349,587
Total Collateral Value				306,000,081

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,305,000	Federal Home Loan Bank	1.25	8/6/2012	27,538,367
454,461,000	Residual Funding — Principal Only	Zero Coupon	10/15/2020	278,461,888
Total Collateral Value				306,000,255

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
188,870,622	Federal Home Loan Mortgage Corp.	4.5-7.0	6/1/2035- 10/1/2047	199,689,951
645,408,492	Federal National Mortgage Association	4.5-6.5	12/1/2020- 11/1/2048	683,630,050
Total Collateral Value				883,320,001

(f) Collateralized by $910,638,054 Government National Mortgage Association, with various coupon rates from 4.0-12.0%, with various maturity dates of 4/15/2013-4/15/2050 with a value of $954,648,047.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
405,002,917	Federal Home Loan Mortgage Corp.	5.0-6.513	7/1/2036- 5/1/2039	426,479,590
733,962,985	Federal National Mortgage Association	3.809-6.0	6/1/2035- 11/1/2039	756,720,423
Total Collateral Value				1,183,200,013

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
447,830,914	Government National Mortgage Association	0.996-6.0	10/16/2026- 8/16/2044	444,307,872
190,839,763	Government National Mortgage Association — Interest Only	4.5-5.0	3/20/2035- 9/20/2036	38,462,295
Total Collateral Value				482,770,167

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
61,779,862	Federal Home Loan Mortgage Corp.	0.595-37.53	4/15/2021- 10/15/2049	65,225,430
1,503,888,412	Federal Home Loan Mortgage Corp. — Interest Only	4.755 — 16.905	9/15/2018- 10/15/2049	156,301,153
317,358,330	Federal National Mortgage Association	Zero Coupon — 37.838	1/25/2032- 11/25/2049	54,577,267
1,652,331,314	Federal National Mortgage Association — Interest Only	0.222 — 8.356	8/25/2018- 11/25/2049	157,396,150
Total Collateral Value				433,500,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (j)	$ —	$ 10,328,521,823	$ —	$ 10,328,521,823
Repurchase Agreements	—	4,761,120,665	—	4,761,120,665
Total	$ —	$ 15,089,642,488	$ —	$ 15,089,642,488

(j) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of October 31, 2009 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 10,328,521,823
Repurchase agreements, valued at amortized cost	4,761,120,665
Total investments, valued at amortized cost	15,089,642,488
Cash	654
Receivable for Portfolio shares sold	190,945
Interest receivable	21,816,813
Other assets	79,245
Total assets	15,111,730,145
Liabilities
Payable for when-issued securities purchased	92,000,000
Payable for Portfolio shares redeemed	591,355
Distributions payable	695,605
Accrued management fee	1,052,651
Other accrued expenses and payables	2,361,659
Total liabilities	96,701,270
Net assets, at value	$ 15,015,028,875
Net Assets Consist of
Undistributed net investment income	109,505
Accumulated net realized gain (loss)	543,839
Paid-in capital	15,014,375,531
Net assets, at value	$ 15,015,028,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2009 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($304,617,663  ÷ 304,585,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($23,987,640  ÷ 23,982,062 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($39,771,888  ÷ 39,768,907 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($283,951,127  ÷ 283,899,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($13,897,057,669 ÷ 13,896,466,276 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($317,813,218 ÷ 317,855,534 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($25,940,438  ÷ 25,936,001 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($121,889,232 ÷ 121,864,125 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2009 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 35,556,281
Expenses: Management fee	5,165,917
Administration fee	9,414,795
Services to shareholders	4,996,810
Custodian fee	237,129
Distribution and service fees	10,204,122
Professional fees	171,865
Trustees' fees and expenses	251,958
Reports to shareholders	271,578
Registration fees	115,567
Temporary guarantee program participation fee	1,862,809
Other	216,510
Total expenses before expense reductions	32,909,060
Expense reductions	(11,204,455)
Total expenses after expense reductions	21,704,605
Net investment income	13,851,676
Net realized gain (loss) from investments	544,094
Net increase (decrease) in net assets resulting from operations	$ 14,395,770

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Government & Agency Securities Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
Operations: Net investment income	$ 13,851,676	$ 104,309,706
Net realized gain (loss)	544,094	1,341,684
Net increase in net assets resulting from operations	14,395,770	105,651,390
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(15,723)	(1,539,073)
Davidson Cash Equivalent Shares	(1,380)	(260,593)
Davidson Cash Equivalent Plus Shares	(1,194)	(256,560)
DWS Government & Agency Money Fund	(152,357)	(5,640,482)
DWS Government Cash Institutional Shares	(13,467,259)	(64,506,953)
Government Cash Managed Shares	(30,745)	(4,499,492)
Premier Money Market Shares	(175,753)	(26,628,276)
Service Shares	(7,006)	(1,083,854)
Net realized gains: Capital Assets Funds Shares	(21,655)	—
Davidson Cash Equivalent Shares	(1,826)	—
Davidson Cash Equivalent Plus Shares	(1,455)	—
DWS Government & Agency Money Fund	(21,065)	—
DWS Government Cash Institutional Shares	(1,020,619)	—
Government Cash Managed Shares	(24,047)	—
Premier Money Market Shares	(241,922)	—
Service Shares	(9,350)	—
Total distributions	(15,193,356)	(104,415,283)
Portfolio share transactions: Proceeds from shares sold	41,597,822,304	58,073,815,617
Reinvestment of distributions	7,062,698	73,218,265
Cost of shares redeemed	(46,622,953,404)	(43,392,972,552)
Net increase (decrease) in net assets from Portfolio share transactions	(5,018,068,402)	14,754,061,330
Increase (decrease) in net assets	(5,018,865,988)	14,755,297,437
Net assets at beginning of period	20,033,894,863	5,278,597,426
Net assets at end of period (including undistributed net investment income of $109,505 and $109,246, respectively)	$ 15,015,028,875	$ 20,033,894,863

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio DWS Government & Agency Money Fund
Years Ended April 30,	2009[a]	2009	2008	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.014	.043	.006
Net realized and unrealized gain (loss)	.000***	.000***	.000***	.000***
Total from investment operations	.001	.014	.043	.006
Less distributions from: Net investment income	(.001)	(.014)	(.043)	(.006)
Net realized gains	(.000)***	—	—	—
Total distributions	(.001)	(.014)	(.043)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.06**	1.41	4.42	.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	284	325	438	436
Ratio of expenses before expense reductions (%)	.27*	.26	.30	.30*
Ratio of expenses after expense reductions (%)	.27*	.26	.28	.28*
Ratio of net investment income (%)	.11*	1.46[d]	4.17	5.06*

[a] For the six months ended October 31, 2009 (Unaudited).

[b] For the period from March 19, 2007 (commencement of operations) to April 30, 2007.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.

* Annualized

** Not annualized

*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Money Market Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Government & Agency Securities Portfolio (the "Portfolio") offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares, Premier Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. The Portfolio may take into account capital gains and losses in its daily dividend declarations. The Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

The Portfolio pays a monthly management fee based on the combined average daily net assets of the Portfolios and allocated to each Portfolio based on relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Portfolios' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Portfolio such that the annual effective rate is limited to 0.05% of the Portfolio's average daily net assets.

Accordingly, for the six months ended October 31, 2009, the Advisor waived a portion of its management fee on the Portfolio aggregating $458,937 and the amount charged aggregated $4,706,980.

Accordingly, for the six months ended October 31, 2009, the Portfolio incurred a management fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate
Government & Agency Securities Portfolio	.05%

For the period from May 1, 2009 through March 18, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2009, the Administration Fee was as follows:

	Administration Fee	Unpaid at October 31, 2009
Government & Agency Securities Portfolio	$ 9,414,795	$ 1,446,396

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2009, the amounts charged to the Portfolio by DISC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2009
Capital Assets Funds Shares	$ 381,859	$ 109,687	$ 53,793
Davidson Cash Equivalent Shares	29,524	5,563	11,517
Davidson Cash Equivalent Plus Shares	28,276	7,990	7,505
DWS Government & Agency Money Fund	138,647	4,100	52,409
DWS Government Cash Institutional Shares	156,821	—	18,874
Government Cash Managed Shares	172,081	—	68,865
Premier Money Market Shares	3,773,428	506,479	259,601
Service Shares	172,395	47,437	22,400

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2009, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 503,490	$ 503,490.00%		.33%
Davidson Cash Equivalent Shares	40,260	40,260.00%		.30%
Davidson Cash Equivalent Plus Shares	29,195	29,195.00%		.25%
Premier Money Market Shares	4,257,523	4,257,523.00%		.25%
Service Shares	409,400	409,400.00%		.60%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2009, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at October 31, 2009	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 381,515	$ 381,515	$ —	.00%	.25%
Davidson Cash Equivalent Shares	33,550	33,550	—	.00%	.25%
Davidson Cash Equivalent Plus Shares	23,356	23,356	—	.00%	.20%
Government Cash Managed Shares	268,120	128,260	2,321.08%		.15%
Premier Money Market Shares	4,257,713	4,257,713	—	.00%	.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:

	Total Aggregated	Unpaid at October 31, 2009
Government & Agency Securities Portfolio	$ 34,593	$ 12,887

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

4. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	323,922,137	$ 323,922,137	681,683,695	$ 681,683,695
Davidson Cash Equivalent Shares	7,649,196	7,649,196	17,323,178	17,323,178
Davidson Cash Equivalent Plus Shares	70,398,471	70,398,471	119,369,805	119,369,805
DWS Government & Agency Money Fund	57,106,781	57,106,781	225,363,477	225,363,477
DWS Government Cash Institutional Shares	40,395,843,073	40,395,843,073	52,360,583,911	52,360,583,911
Government Cash Managed Shares	383,789,400	383,789,400	1,094,974,655	1,094,974,655
Premier Money Market Shares	253,651,239	253,651,239	2,888,567,400	2,888,567,400
Service Shares	105,462,007	105,462,007	685,949,496	685,949,496
		$ 41,597,822,304		$ 58,073,815,617
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	37,462	$ 37,462	1,539,074	$ 1,539,074
Davidson Cash Equivalent Shares	3,213	3,213	260,593	260,593
Davidson Cash Equivalent Plus Shares	2,659	2,659	256,560	256,560
DWS Government & Agency Money Fund	169,522	169,522	5,481,030	5,481,030
DWS Government Cash Institutional Shares	6,492,137	6,492,137	37,575,969	37,575,969
Government Cash Managed Shares	4,508	4,508	452,853	452,853
Premier Money Market Shares	336,811	336,811	26,611,609	26,611,609
Service Shares	16,386	16,386	1,040,577	1,040,577
		$ 7,062,698		$ 73,218,265
Shares redeemed
Capital Assets Funds Shares	(298,996,139)	(298,996,139)	(602,594,057)	$ (602,594,057)
Davidson Cash Equivalent Shares	(12,907,008)	(12,907,008)	(28,211,841)	(28,211,841)
Davidson Cash Equivalent Plus Shares	(54,143,604)	(54,143,604)	(127,331,307)	(127,331,307)
DWS Government & Agency Money Fund	(98,419,138)	(98,419,138)	(344,085,420)	(344,085,420)
DWS Government Cash Institutional Shares	(41,151,527,047)	(41,151,527,047)	(38,908,807,396)	(38,908,807,396)
Government Cash Managed Shares	(542,636,563)	(542,636,563)	(997,447,690)	(997,447,690)
Premier Money Market Shares	(4,328,707,953)	(4,328,707,953)	(1,749,330,723)	(1,749,330,723)
Service Shares	(135,615,952)	(135,615,952)	(635,164,118)	(635,164,118)
		$ (46,622,953,404)		$ (43,392,972,552)
Net increase (decrease)
Capital Assets Funds Shares	24,963,460	$ 24,963,460	80,628,712	$ 80,628,712
Davidson Cash Equivalent Shares	(5,254,599)	(5,254,599)	(10,628,070)	(10,628,070)
Davidson Cash Equivalent Plus Shares	16,257,526	16,257,526	(7,704,942)	(7,704,942)
DWS Government & Agency Money Fund	(41,142,835)	(41,142,835)	(113,240,913)	(113,240,913)
DWS Government Cash Institutional Shares	(749,191,837)	(749,191,837)	13,489,352,484	13,489,352,484
Government Cash Managed Shares	(158,842,655)	(158,842,655)	97,979,818	97,979,818
Premier Money Market Shares	(4,074,719,903)	(4,074,719,903)	1,165,848,286	1,165,848,286
Service Shares	(30,137,559)	(30,137,559)	51,825,955	51,825,955
		$ (5,018,068,402)		$ 14,754,061,330

5. Participation in the Treasury's Temporary Guarantee Program

The Portfolio participated in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury"). The Program was terminated on September 18, 2009.

The Portfolio paid the expenses of participating in the Program. The expense was determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which was based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.010%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee was equal to 0.015%. This expense was amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period from May 1, 2009 through September 18, 2009, the Portfolio accrued $1,862,809. This expense was borne by the portfolio without regard to any expense limitation currently in effect for the Portfolio.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

6. Review for Subsequent Events

Management has reviewed the events and transactions from November 1, 2009 through December 22, 2009, the date the financial statements were available to be issued for subsequent events. Effective on or about February 16, 2010, the Board of Trustees has approved the termination and liquidation of the Premier Money Market Shares class of the Government & Agency Securities Portfolio. Aside from the termination and liquidation of classes, there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2009.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2008, the Fund's gross performance (Premier Money Market Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of their review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US Mutual Funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio (DWS Government & Agency Money Fund), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio (DWS Government & Agency Money Fund), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 30, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 30, 2009